Fair value measurement - Contingent consideration (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Contingent consideration
Contingent consideration	$ 215,330
Royalty Deed
Contingent consideration
Contingent consideration	43,130	$ 0	$ 0	$ 0
Contingent copper consideration
Contingent consideration
Contingent consideration	97,200
Deferred consideration
Contingent consideration
Contingent consideration	$ 75,000